Operating leases - Maturity of operating lease liabilities (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2018
Operating lease
2020	$ 314,496
2021	249,302
2022	254,119
2023	258,972
2024	263,834
2025 - 2026	314,222
Total lease payments	1,654,945
Less imputed interest	(183,192)
Present value of lease liabilities	$ 1,471,753	$ 1,968,654